Vessel revenue - Revenue Sources (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Pool revenue	$ 268,677	$ 588,480
Time charter revenue	0	0
Voyage revenue (spot market)	4,930	11,927
Vessel revenue	$ 273,607	$ 600,407